Expense Example {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2020 Fund - Class Z6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530